BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) $ in Millions		1 Months Ended				12 Months Ended
	Mar. 28, 2024 USD ($)	Feb. 29, 2024 USD ($)	May 31, 2023 company	Apr. 30, 2023 bank	Oct. 31, 2022 shareholder	Dec. 31, 2023 USD ($) subscriber employee	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	Sep. 30, 2024 USD ($)	Oct. 30, 2023 appeal	Oct. 06, 2023 company
Disclosure of voluntary change in accounting policy [line items]
Number of shareholders | shareholder					1
Number of appeals filed | appeal											2
Number of ukraines largest metallurical companies | company			1
Number of ukraines largest commercial banks | bank				1
Repayments of borrowings, classified as financing activities | $						$ 1,098	$ 1,619	$ 1,977
Revolving credit facility, balance rolled over
Disclosure of voluntary change in accounting policy [line items]
Cash on hand | $										$ 963
Revolving credit facility, balance rolled over | Revolving credit facility
Disclosure of voluntary change in accounting policy [line items]
Repayments of borrowings, classified as financing activities | $	$ 805	$ 250
Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of subscribers | subscriber						24,000,000
Number of employees | employee						4,000
Number of appeals filed | appeal											2
Ukraine | Ongoing Conflict Between Russia And Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of companies with frozen corporate rights | company												20
Number of companies with restricted measures | company			41
Ukraine | Kyivstar
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen						47.85%
Ukraine | Ukraine Tower Company
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen						100.00%
Ukraine | Kyivstar Tech
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen						100.00%
Ukraine | Helsi Ukraine
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen						69.99%
Ukraine | Ultimate beneficial owners
Disclosure of voluntary change in accounting policy [line items]
Sanction period						10 years

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).